UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE


                  Report for the Quarter Ended March 31, 2002



                          AMERICAN FINANCIAL GROUP, INC.
                 One East Fourth Street, Cincinnati, Ohio 45202
     -------------------------------------------------------------------------
     (Name and Address of Institutional Investment Manager Filing this Report)


                         Form 13F File Number:  28-4389


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

                                 Fred J. Runk
                     Senior Vice President and Treasurer
                                (513) 579-2489
                -----------------------------------------------
                (Name, Title and Phone Number of Person Signing
                 this Report on Behalf of Reporting Manager)



Signature:

Fred J. Runk                            Cincinnati, Ohio      May 13, 2002
----------------------------------
Fred J. Runk
Senior Vice President and Treasurer


Report Type:
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.









                                 Page 1 of 3
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                            FORM 13F SUMMARY PAGE
                            ---------------------




Number of Other Included Managers:                         3
                                                      ----------

Form 13F Information Table Entry Total:                   42
                                                      ----------

Form 13F Information Table Value Total (thousands):   $ 885,283
                                                      ----------


Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than American Financial Group, Inc.):

    Number       13F File Number         Name of Subsidiary
    ------       ---------------         ------------------------------------

       1.             28-5042             AFC Holding Company

       2.             28-497              American Financial Corporation

       3.             28-498              Great American Insurance Company















                                     Page 2
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
                           FORM 13F INFORMATION TABLE


                                                            Column 4:   Column 5:                                 Column 8:
                                  Column 2:                    Market   Shares or    Column 6: Column 7:      Voting Authority
            Column 1:             Title of      Column 3:       Value   Principal   Investment   Other   --------------------------
        Name of Issuer              Class         CUSIP        (000's)     Amount   Discretion Managers     Sole   Shared      None
        --------------          ------------  -----------    --------  ----------   ---------- --------- --------- ------ ---------
HOLDINGS OF GREAT AMERICAN
INSURANCE COMPANY
------------------------------
AOL TIME WARNER INC                  COM       00184A 10 5    $   618      26,149SH  Defined    1,2,3       26,149
ADELPHIA BUSINESS SOLUTIONS         CL A       006847 10 7          1      12,950SH  Defined      "         12,950
ADELPHIA COMMUNICATIONS CORP        CL A       006848 10 5        387      26,000SH  Defined      "         26,000
CHIQUITA BRANDS INTL INC         *W EXP 3/09   170032 11 4     11,678   2,048,740SH  Defined      "                       2,048,740
CHIQUITA BRANDS INTL INC             COM       170032 80 9      2,028     122,923SH  Defined      "        122,923
COMCAST CORP                        CL A       200300 10 1        636      19,000SH  Defined      "         19,000
COMCAST CORP                      CL A SPL     200300 20 0      1,113      35,000SH  Defined      "                          35,000
DIVINE INC                          CL A       255402 10 9        280     560,077SH  Defined      "        560,077
GREAT AMERN FINL RES INC             COM       389915 10 9    632,833  35,059,995SH  Defined      "     35,059,995
MARSH SUPERMARKETS INC              CL B       571783 20 8      2,483     189,543SH  Defined      "                         189,543
MARSH SUPERMARKETS INC              CL A       571783 30 7        610      39,543SH  Defined      "         39,543
OAKWOOD HOMES CORP                 COM NEW     674098 20 7        126      17,500SH  Defined      "         17,500
PROVIDENT FINL GROUP INC             COM       743866 10 5    160,481   5,572,271SH  Defined      "      5,572,271
QWEST COMMUNICATIONS INTL INC        COM       749121 10 9        147      17,902SH  Defined      "         17,902
RCN CORP                             COM       749361 10 1         30      21,000SH  Defined      "         21,000
SEABULK INTL INC                     COM       81169P 10 1        465      84,553SH  Defined      "         84,553
SEPRACOR INC                         COM       817315 10 4        714      36,800SH  Defined      "         36,800
WASHINGTON MUT INC                   COM       939322 10 3        667      20,134SH  Defined      "         20,134

HOLDINGS OF OTHER SUBSIDIARIES
OF AFG EACH HAVING LESS THAN
$100 MILLION IN 13F SECURITIES
------------------------------
ADELPHIA BUSINESS SOLUTIONS         CL A       006847 10 7          1      26,200SH  Defined     1,2        26,200
ADELPHIA COMMUNICATIONS CORP        CL A       006848 10 5        784      52,605SH  Defined      "         52,605
BRISTOL MYERS SQUIBB CO              COM       110122 10 8        810      20,000SH  Defined    1,2,3       20,000
BROADWING INC                        COM       111620 10 0        228      32,611SH  Defined     1,2        32,611
CHIQUITA BRANDS INTL INC         *W EXP 3/09   170032 11 4      4,582     803,643SH  Defined      "                         803,643
CHIQUITA BRANDS INTL INC             COM       170032 80 9        795      48,209SH  Defined    1,2,3       48,209
COMCAST CORP                        CL A       200300 10 1        496      14,800SH  Defined      "         14,800
COMCAST CORP                      CL A SPL     200300 20 0        438      13,760SH  Defined      "                          13,760
JOHN HANCOCK BK &THRIFT OPP      SH BEN INT    409735 10 7        442      52,200SH  Defined      "         52,200
HOST MARRIOTT CORP NEW               COM       44107P 10 4        121      10,110SH  Defined      "         10,110
LEUCADIA NATL CORP                   COM       527288 10 4        942      26,352SH  Defined      "         26,352
MARSH SUPERMARKETS INC              CL B       571783 20 8      6,993     533,801SH  Defined      "                         533,801
MARSH SUPERMARKETS INC              CL A       571783 30 7     10,644     690,301SH  Defined      "        690,301
METLIFE INC                          COM       59156R 10 8      1,547      49,115SH  Defined               49,115
OAKWOOD HOMES CORP                 COM NEW     674098 20 7        336      46,700SH  Defined    1,2,3       46,700
POPULAR INC                          COM       733174 10 6      5,532     189,320SH  Defined      "        189,320
PROVIDENT FINL GROUP INC             COM       743866 10 5     20,072     696,943SH  Defined      "        696,943
RCN CORP                             COM       749361 10 1         99      70,250SH  Defined      "         70,250
SEABULK INTL INC                     COM       81169P 10 1      2,072     376,645SH  Defined      "        376,645
SEPRACOR INC                         COM       817315 10 4      1,443      74,400SH  Defined      "         74,400
US BANCORP DEL                     COM NEW     902973 30 4        642      28,462SH  Defined     1,2        28,462
WASHINGTON MUT INC                   COM       939322 10 3      1,497      45,179SH  Defined    1,2,3       45,179
WESTPOINT STEVENS INC                COM       961238 10 2         65      29,400SH  Defined     1,2        29,400
ZENITH NATL INS CORP                 COM       989390 10 9      9,405     322,100SH  Defined      "        322,100
                                                             --------
                                 REPORT TOTAL                $885,283
                                                             ========
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